Derivatives (Changes in Estimated Fair Value Related to Embedded Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (1,741)	$ (344)	$ (576)
Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	(1,741)	(344)	(576)
Policyholder Benefits And Claims Incurred Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (4)	$ 21	$ 87